Consolidated statements of cash flows (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ (1,459)	$ 20,111
Adjustments for:
Cost of sales related to gold prepay loan	1,522	11,674
Depletion of royalty, stream and other interests	13,067	7,869
Share-based compensation	2,367	2,742
Change in fair value of gold prepay loan	690	(5,454)
Listing expense	0	22,390
Change in fair value of conversion option	(1,425)	1,693
Share of income of associate, net of dividends received	(14)	0
Deferred income tax recovery	(1,002)	(41,812)
Finance costs	1,018	471
Interest received	210	1,107
Changes in other assets and liabilities
Amounts receivable	838	(1,102)
Other assets	(1,148)	(340)
Accounts payable and accrued liabilities	(1,883)	1,049
Cash provided by operating activities	12,781	20,398
Investing activities
Cash acquired	2,311	11,344
Acquisition of gold prepay loan	0	(15,500)
Acquisition of royalty, stream and other interests	(60,720)	(15,293)
Acquisition of investments in associate	(23,176)	0
Cash used in investing activities	(81,585)	(19,449)
Financing activities
Proceeds on issuance of common shares	0	9,652
Share and warrant issue expenses	(15)	(863)
Exercise of share options	44	0
Revolving credit drawn	68,750	0
Financing fees	(1,135)	(430)
Dividends paid	(8,980)	(1,966)
Net parent investment	0	15,175
Net cash provided by financing activities	58,664	21,568
Net increase (decrease) in cash	(10,140)	22,517
Cash at beginning of year	22,517	0
Cash at end of year	$ 12,377	$ 22,517